Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 458,262	$ 457,963
Accumulated Amortization	(356,776)	(350,689)
Net Book Value	101,486	107,274
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	299,100	299,100
Accumulated Amortization	(240,316)	(236,375)
Net Book Value	58,784	62,725
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,483	10,127
Accumulated Amortization	(5,960)	(5,752)
Net Book Value	4,523	4,375
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,224	26,212
Accumulated Amortization	(20,404)	(19,067)
Net Book Value	5,820	7,145
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	102,914	102,984
Accumulated Amortization	(70,868)	(70,353)
Net Book Value	32,046	32,631
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,541	19,540
Accumulated Amortization	(19,228)	(19,142)
Net Book Value	$ 313	$ 398